Note 15 - Fair Value of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	$ 15,116,531	$ 38,027,509
Cash and cash equivalents	$ 15,116,531	$ 38,027,509